Income Taxes (Details 3) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Summory of deferred income tax assets
Net operating tax loss carried forwards	$ 4,767,000	$ 780,590
Depreciation	500,410	288,491
Interest on pledged bank deposits	(463,062)
Accrued payroll expenses		181,423
Total gross deferred income tax assets	4,808,348	1,250,504
Valuation allowance	(4,767,000)	(780,590)
Net deferred tax assets	$ 37,348	$ 469,914